Share-based payments	12 Months Ended
Jun. 30, 2023
Disclosure Of Sharebased Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The Company has adopted an Employee Share Option Plan (“ESOP”) to foster an ownership culture within the Company and to motivate senior management and consultants to achieve performance targets. Selected directors, employees and consultants may be eligible to participate in ESOP at the absolute discretion of the board of directors, and in the case of directors, upon approval by shareholders.
Grant policy
In accordance with the Company’s policy, options are typically issued in three equal tranches. The length of time from grant date to expiry date is typically 7 years.
Options issued to employees generally vest based on performance or time conditions, or both. In the year ended June 30, 2023, senior executives were issued options that vest based on performance and time conditions. These options are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met. For time-based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.
The exercise price is determined by reference to the Company policy. Generally the exercise price is the higher of the volume weighted average share price of the five ASX trading days up to Board approval of the grant, and the last closing price of an ordinary share on the ASX at Board approval. In the case of options that have time-based vesting conditions only, the board of directors adds a 10% premium to the market price. Options with performance based vesting conditions are issued with no premium. The board of directors’ policy is not to issue options at a discount to the market price.
The aggregate number of options which may be issued pursuant to the ESOP must not exceed 10,000,000 with respect to US incentive stock options, and with respect to Australian residents, the limit imposed under the Australian Securities and Investments Commission Class Order 14/1000.
a.    Reconciliation of outstanding share based payments

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
34	27-Apr-16	06-Mar-23	A$2.80	1,678,979	—	—	(1,678,979)		—	—
34b	31-Oct-16	06-Mar-23	A$2.80	200,000	—	—	(200,000)		—	—
35a	08-Jul-20	08-Jul-23	A$2.86	1,500,000	—	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	A$1.31	533,000	—	—	—		533,000	533,000
36a	06-Dec-16	05-Dec-23	A$1.19	1,950,730	—	—	—		1,950,730	1,809,064
38	16-Sep-17	15-Sep-24	A$1.54	50,000	—	—	—		50,000	50,000
38a	16-Sep-17	15-Sep-24	A$1.40	150,000	—	—	(150,000)		—	—
39	13-Oct-17	12-Oct-24	A$1.94	975,000	—	—	—		975,000	975,000
39a	13-Oct-17	12-Oct-24	A$1.76	902,425	—	—	—		902,425	902,425
40	24-Nov-17	23-Nov-24	A$1.41	750,000	—	—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24	A$1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	A$1.52	200,000	—	—	—		200,000	200,000
42	11-Jul-18	10-Jul-25	A$1.56	200,000	—	—	—		200,000	200,000
43	18-Jul-18	17-Jul-25	A$1.87	3,793,332	—	—	(660,000)		3,133,332	3,133,332
43b	18-Jul-18	17-Jul-25	A$1.87	350,000	—	—	—		350,000	350,000
45	30-Nov-18	29-Nov-25	A$1.33	590,000	—	—	—		590,000	590,000
46	19-Jan-19	18-Jan-26	A$1.45	3,333	—	—	—		3,333	3,333
47	19-Jan-19	18-Jan-26	A$1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	A$1.48	300,000	—	—	—		300,000	300,000
49	20-Jul-19	19-Jul-26	A$1.62	3,098,670	—	—	(66,667)		3,018,669	3,018,669
49	20-Jul-19	19-Jul-26	A$1.62		—	—	(13,334)	*
49a	20-Jul-19	19-Jul-26	A$1.47	3,499,998	—	—	(466,666)		2,833,332	1,883,332
49a	20-Jul-19	19-Jul-26	A$1.47		—	—	(200,000)	*
49b	20-Jul-19	19-Jul-26	A$1.47	1,346,667	—	—	—		1,346,667	673,334
49c	20-Jul-19	19-Jul-26	A$1.47	538,667	—	—	—		538,667	538,667
50	20-Jul-19	19-Jul-26	A$1.47	700,000	—	—	—		700,000	175,000
50a	20-Jul-19	19-Jul-26	A$1.47	400,000	—	—	(400,000)	*	—	—
52	29-Aug-19	28-Aug-26	A$1.62	400,000	—	—	(400,000)		—	—
53	29-Aug-19	28-Aug-26	A$1.47	800,000	—	—	(800,000)		—	—
54	25-Nov-19	24-Nov-26	A$1.98	153,334	—	—	(133,334)		20,000	20,000
55	29-May-19	28-May-26	A$1.48	350,000	—	—	—		350,000	300,000
56	18-Nov-19	17-Nov-26	A$1.83	200,000	—	—	—		200,000	200,000
57	25-Nov-19	24-Nov-26	A$1.80	100,000	—	—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.98	450,000	—	—	(200,000)		150,000	150,000
58	25-Nov-19	24-Nov-26	A$1.98		—	—	(100,000)	*
59	24-Jan-20	23-Jan-27	A$3.38	10,000	—	—	—		10,000	10,000
63	18-May-20	17-May-27	A$4.02	1,200,000	—	—	—		1,200,000	1,200,000

63a	18-May-20	17-May-27	A$3.65	2,400,000	—	—	(800,000)		1,200,000	200,000
63a	18-May-20	17-May-27	A$3.65		—	—	(400,000)	*
64	16-Jul-20	15-Jul-27	A$3.75	3,498,333	—	—	(176,668)		3,253,333	2,160,009
64	16-Jul-20	15-Jul-27	A$3.75		—	—	(68,332)	*
64a	16-Jul-20	15-Jul-27	A$3.41	2,700,000	—	—	(965,000)	*	1,735,000	478,334
64c	16-Jul-20	15-Jul-27	A$3.41	350,000	—	—	—		350,000	116,666
64d	16-Jul-20	15-Jul-27	A$3.41	300,000	—	—	—		300,000	100,000
64e	16-Jul-20	15-Jul-27	A$3.41	1,200,000	—	—	—		1,200,000	720,000
65	26-Aug-20	25-Aug-27	A$5.76	5,000	—	—	(3,334)		—	—
65	26-Aug-20	25-Aug-27	A$5.76		—	—	(1,666)	*
66	11-Sep-20	10-Sep-27	A$4.78	200,000	—	—	—		200,000	100,000
68	20-Nov-20	19-Nov-27	A$3.60	200,000	—	—	—		200,000	133,333
69	20-Nov-20	19-Nov-27	A$3.60	100,000	—	—	—		100,000	100,000

71	17-Feb-21	16-Feb-28	A$2.67	250,000	—	—	—		250,000	166,667
72	15-Apr-21	14-Apr-28	A$2.28	200,000	—	—	—		200,000	133,334
74	08-Sep-21	07-Sep-28	A$1.77	3,423,000	—	—	(50,001)		3,186,333	1,051,007
74	08-Sep-21	07-Sep-28	A$1.77		—	—	(186,666)	*
74a	08-Sep-21	07-Sep-28	A$1.77	4,150,000	—	—	(300,000)	*	3,850,000	923,334
74b	08-Sep-21	07-Sep-28	A$1.77	1,550,000	—	—	—		1,550,000	—
74c	08-Sep-21	07-Sep-28	A$1.77	650,000	—	—	(650,000)	*	—	—
75	23-Dec-21	22-Dec-28	A$1.42	200,000	—	—	—		200,000	100,000
76	17-Oct-22	16-Oct-29	A$1.03	—	1,250,000	—	—		1,250,000	—
77	23-May-22	22-May-29	A$1.01	—	200,000	—	—		200,000	66,667
78	24-Aug-22	23-Aug-29	A$0.85	—	200,000	—	—		200,000	—
79	17-Oct-22	16-Oct-29	A$1.13	—	5,844,500	—	(90,000)	*	5,754,500	—
79a	17-Oct-22	16-Oct-29	A$1.03	—	4,350,000	—	—		4,350,000	—
79b	17-Oct-22	16-Oct-29	A$1.13	—	225,000	—	—		225,000	—
79c	17-Oct-22	16-Oct-29	A$1.03	—	3,225,000	—	—		3,225,000	—
79d	17-Oct-22	16-Oct-29	A$1.03	—	1,200,000	—	—		1,200,000	—
80	08-Aug-22	07-Aug-29	A$0.93	—	100,000	—	—		100,000	100,000
81	11-Dec-20	10-Dec-27	A$4.60	—	100,000	—	—		100,000	100,000
82	21-Nov-22	20-Nov-29	A$1.12	—	100,000	—	—		100,000	—
83	30-Mar-23	29-Mar-30	A$1.03	—	180,000	—	(30,000)	*	150,000	—
June 30, 2023				49,650,468	16,974,500	—	(9,190,647)		57,434,321	26,464,507
Weighted average share purchase price				A$2.21	A$1.08	A$—	A$2.39		A$1.85	A$2.12
(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
32	10-Jul-15	30-Jun-22	A$4.20	1,753,334	—	—	(1,753,334)		—	—
33	26-Aug-15	16-Aug-22	A$4.05	75,000	—	—	(75,000)		—	—
34	27-Apr-16	06-Mar-23	A$2.80	1,858,979	—	—	(180,000)		1,678,979	1,678,979
34b	31-Oct-16	06-Mar-23	A$2.80	200,000	—	—	—		200,000	200,000
35a	08-Jul-20	08-Jul-23	A$2.86	1,500,000	—	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	A$1.31	623,000	—	(50,000)	(40,000)		533,000	533,000
36a	06-Dec-16	05-Dec-23	A$1.19	1,950,730	—	—	—		1,950,730	1,809,064
38	16-Sep-17	15-Sep-24	A$1.54	50,000	—	—	—		50,000	50,000
38a	16-Sep-17	15-Sep-24	A$1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	A$1.94	1,090,000	—	—	(115,000)		975,000	975,000
39a	13-Oct-17	12-Oct-24	A$1.76	902,425	—	—	—		902,425	902,425
40	24-Nov-17	23-Nov-24	A$1.41	750,000	—	—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24	A$1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	A$1.52	200,000	—	—	—		200,000	200,000
42	11-Jul-18	10-Jul-25	A$1.56	200,000	—	—	—		200,000	200,000
43	18-Jul-18	17-Jul-25	A$1.87	4,201,666	—	(20,000)	(388,334)		3,793,332	3,793,332
43b	18-Jul-18	17-Jul-25	A$1.87	350,000	—	—	—		350,000	350,000
44	15-Jul-18	14-Jul-25	A$1.72	150,000	—	—	(150,000)		—	—
45	30-Nov-18	29-Nov-25	A$1.33	590,000	—	—	—		590,000	590,000
46	19-Jan-19	18-Jan-26	A$1.45	3,333	—	—	—		3,333	3,333
47	19-Jan-19	18-Jan-26	A$1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	A$1.48	300,000	—	—	—		300,000	300,000
49	20-Jul-19	19-Jul-26	A$1.62	3,638,671	—	(113,334)	(277,999)		3,098,670	1,940,654
49	20-Jul-19	19-Jul-26	A$1.62		—		(148,668)	*
49a	20-Jul-19	19-Jul-26	A$1.47	3,999,998	—	—	(333,334)		3,499,998	1,316,665
49a	20-Jul-19	19-Jul-26	A$1.47		—		(166,666)	*
49b	20-Jul-19	19-Jul-26	A$1.47	1,346,667	—	—	—		1,346,667	673,334
49c	20-Jul-19	19-Jul-26	A$1.47	538,667	—	—	—		538,667	359,112
50	20-Jul-19	19-Jul-26	A$1.47	700,000	—	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	A$1.47	400,000	—	—	—		400,000	—
51	29-Aug-19	28-Aug-26	A$1.47	150,000	—	—	(150,000)	*	—	—
52	29-Aug-19	28-Aug-26	A$1.62	400,000	—	—	—		400,000	266,666
53	29-Aug-19	28-Aug-26	A$1.47	800,000	—	—	—		800,000	533,334
54	25-Nov-19	24-Nov-26	A$1.98	295,000	—	—	(25,000)		153,334	146,668
54	25-Nov-19	24-Nov-26	A$1.98		—		(116,666)	*
55	29-May-19	28-May-26	A$1.48	350,000	—	—	—		350,000	300,000
56	18-Nov-19	17-Nov-26	A$1.83	200,000	—	—	—		200,000	133,332
57	25-Nov-19	24-Nov-26	A$1.80	100,000	—	—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.98	450,000	—	—	—		450,000	300,000
59	24-Jan-20	23-Jan-27	A$3.38	10,000	—	—	—		10,000	10,000
61	17-Apr-20	16-Apr-27	A$2.51	50,000	—	—	(16,666)		—	—
61	17-Apr-20	16-Apr-27	A$2.51		—		(33,334)	*
63	18-May-20	17-May-27	A$4.02	1,200,000	—	—	—		1,200,000	800,000
63a	18-May-20	17-May-27	A$3.65	2,400,000	—	—	—		2,400,000	400,000
64	16-Jul-20	15-Jul-27	A$3.75	4,280,000	—	—	(225,003)		3,498,333	1,201,676
64	16-Jul-20	15-Jul-27	A$3.75				(556,664)	*
64a	16-Jul-20	15-Jul-27	A$3.41	3,050,000	—	—	(350,000)	*	2,700,000	133,334
64b	16-Jul-20	15-Jul-27	A$3.41	325,000	—	—	(325,000)	*	—	—
64c	16-Jul-20	15-Jul-27	A$3.41	350,000	—	—	—		350,000	—
64d	16-Jul-20	15-Jul-27	A$3.41	300,000	—	—	—		300,000	—

64e	16-Jul-20	15-Jul-27	A$3.41	1,200,000	—	—	—		1,200,000	—
65	26-Aug-20	25-Aug-27	A$5.76	5,000	—	—	—		5,000	1,667
66	11-Sep-20	10-Sep-27	A$4.78	200,000	—	—	—		200,000	100,000
67	08-Oct-20	07-Oct-27	A$3.84	200,000	—	—	(66,667)		—	—
67	08-Oct-20	07-Oct-27	A$3.84		—		(133,333)	*
68	20-Nov-20	19-Nov-27	A$3.60	200,000	—	—	—		200,000	66,666
69	20-Nov-20	19-Nov-27	A$3.60	100,000	—	—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.67	250,000	—	—	—		250,000	—
72	15-Apr-21	14-Apr-28	A$2.28	—	200,000	—	—		200,000	66,667
73	30-Jun-21	30-Aug-21	A$—	45,746	—	(45,746)	—		—	—
74	08-Sep-21	07-Sep-28	A$1.77	—	3,973,000	—	(550,000)	*	3,423,000	—
74a	08-Sep-21	07-Sep-28	A$1.77	—	4,150,000	—	—		4,150,000	—
74b	08-Sep-21	07-Sep-28	A$1.77	—	1,550,000	—	—		1,550,000	—
74c	08-Sep-21	07-Sep-28	A$1.77	—	650,000	—	—		650,000	—
75	23-Dec-21	22-Dec-28	A$1.42	—	200,000	—	—		200,000	—
June 30, 2022				45,333,216	10,723,000	(229,080)	(6,176,668)		49,650,468	23,084,908
Weighted average share purchase price				A$2.42	A$1.77	A$1.25	A$2.99		A$2.21	A$2.06
(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date		Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
32	10-Jul-15	30-Jun-22		US$4.20	2,268,334	—	(515,000)	—		1,753,334	1,753,334
33	26-Aug-15	16-Aug-22		A$4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	6-Mar-23		A$2.80	2,638,334	—	(769,355)	(10,000)		1,858,979	1,858,979
34a	27-Apr-16	17-Apr-23		A$2.74	200,000	—	(116,666)	(83,334)		—	—
34b	31-Oct-16	6-Mar-23		A$2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	30-Jun-22	(2)	A$2.20	900,000	—	(900,000)	—		—	—
35a	8-Jul-20	8-Jul-23		A$2.86	—	1,500,000	—	—		1,500,000	1,500,000
36	6-Dec-16	5-Dec-23		A$1.31	923,000	—	(300,000)	—		623,000	623,000
36a	6-Dec-16	5-Dec-23		A$1.19	2,519,064	—	(426,668)	(141,666)	*	1,950,730	1,809,064
36b	13-Jan-17	12-Jan-24		A$1.65	300,000	—	(300,000)	—		—	—
37	28-Jun-17	27-Jun-24		A$2.23	150,000	—	(150,000)	—		—	—
38	16-Sep-17	15-Sep-24		A$1.54	66,666	—	(16,666)	—		50,000	50,000
38a	16-Sep-17	15-Sep-24		A$1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24		A$1.94	1,655,000	—	(565,000)	—		1,090,000	1,090,000
39a	13-Oct-17	12-Oct-24		A$1.76	1,302,425	—	(400,000)	—		902,425	902,425
40	24-Nov-17	23-Nov-24		A$1.41	750,000	—	—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24		A$1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25		A$1.52	200,000	—	—	—		200,000	200,000
42	11-Jul-18	10-Jul-25		A$1.56	200,000	—	—	—		200,000	133,334
43	18-Jul-18	17-Jul-25		A$1.87	5,398,334	—	(944,998)	(251,670)	*	4,201,666	2,526,653
43b	18-Jul-18	17-Jul-25		A$1.87	350,000	—	—	—		350,000	233,334
44	15-Jul-18	14-Jul-25		A$1.72	300,000	—	(150,000)	—		150,000	50,000
45	30-Nov-18	29-Nov-25		A$1.33	590,000	—	—	—		590,000	393,332
46	19-Jan-19	18-Jan-26		A$1.45	5,000	—	(1,667)	—		3,333	1,667
47	19-Jan-19	18-Jan-26		A$1.45	150,000	—	—	—		150,000	150,000
48	4-Apr-19	3-Apr-26		A$1.48	300,000	—	—	—		300,000	200,000
49	20-Jul-19	19-Jul-26		A$1.62	4,690,000	—	(523,661)	(6,666)		3,638,671	1,030,310
49	20-Jul-19	19-Jul-26		A$1.62		—		(521,002)	*
49a	20-Jul-19	19-Jul-26		A$1.47	5,500,000	—	(800,002)	(700,000)	*	3,999,998	400,001
49b	20-Jul-19	19-Jul-26		A$1.47	1,346,667	—	—	—		1,346,667	448,889

49c	20-Jul-19	19-Jul-26	A$1.47	538,667	—	—	—		538,667	179,556
50	20-Jul-19	19-Jul-26	A$1.47	700,000	—	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	A$1.47	400,000	—	—	—		400,000	—
51	29-Aug-19	28-Aug-26	A$1.47	150,000	—	—	—		150,000	—
52	29-Aug-19	28-Aug-26	A$1.62	400,000	—	—	—		400,000	133,333
53	29-Aug-19	28-Aug-26	A$1.47	800,000	—	—	—		800,000	266,667
54	25-Nov-19	24-Nov-26	A$1.98	845,000	—	(98,334)	(11,667)		295,000	98,334
54	25-Nov-19	24-Nov-26	A$1.98		—		(439,999)	*
55	29-May-19	28-May-26	A$1.48	450,000	—	(100,000)	—		350,000	300,000
56	18-Nov-19	17-Nov-26	A$1.83	200,000	—	—	—		200,000	66,666
57	25-Nov-19	24-Nov-26	A$1.80	100,000	—	—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.98	450,000	—	—	—		450,000	150,000
59	24-Jan-20	23-Jan-27	A$3.38	—	65,000	—	(55,000)	*	10,000	3,333
60	17-Apr-20	16-Apr-27	A$2.51	—	57,660	—	(57,660)	*	—	—
61	17-Apr-20	16-Apr-27	A$2.51	—	250,000	—	(200,000)	*	50,000	16,666
63	18-May-20	17-May-27	A$4.02	—	1,200,000	—	—		1,200,000	400,000
63a	18-May-20	17-May-27	A$3.65	—	2,400,000	—	—		2,400,000	—
64	16-Jul-20	15-Jul-27	A$3.75	—	5,970,000	—	(1,690,000)	*	4,280,000	—
64a	16-Jul-20	15-Jul-27	A$3.41	—	3,400,000	—	(350,000)	*	3,050,000	—
64b	16-Jul-20	15-Jul-27	A$3.41	—	325,000	—	—		325,000	—
64c	16-Jul-20	15-Jul-27	A$3.41	—	350,000	—	—		350,000	—
64	16-Jul-20	15-Jul-27	A$3.41	—	300,000	—	—		300,000	—
64e	16-Jul-20	15-Jul-27	A$3.41	—	1,200,000	—	—		1,200,000	—
65	26-Aug-20	25-Aug-27	A$5.76	—	140,000	—	(135,000)	*	5,000	—
66	11-Sep-20	10-Sep-27	A$4.78	—	200,000	—	—		200,000	—
67	8-Oct-20	7-Oct-27	A$3.84	—	240,000	—	(40,000)	*	200,000	—
68	20-Nov-20	19-Nov-27	A$3.60	—	200,000	—	—		200,000	—
69	20-Nov-20	19-Nov-27	A$3.60	—	100,000	—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.67	—	250,000	—	—		250,000	—
73	30-Jun-21	30-Aug-21	A$—	—	45,746	—	—		45,746	45,746
June 30, 2021				38,911,491	18,193,406	(7,078,017)	(4,693,664)		45,333,216	18,389,623
Weighted average share purchase price				A$1.86	A$3.56	A$2.06	A$2.76		A$2.42	A$2.15
(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
(2)Based on the amended terms, the incentive rights granted pursuant to the Equity Facility Agreement with Kentgrove Capital, dated June 30, 2016, will expire thirty six months after the effective date, July 1, 2019.
The weighted average share price at the date of exercise of options exercised during the years ended June 30, 2023, 2022 and 2021 were Nil, A$1.82 and A$4.42 respectively. The weighted average remaining contractual life of share options outstanding as of June 30, 2023, 2022 and 2021 were 4.13 years, 4.16 years and 4.49 years, respectively.
b.    Existing share-based payment arrangements
General terms and conditions attached to share based payments
Share options pursuant to the employee share option plan are generally granted in three equal tranches. The length of time from grant date to expiry date is typically seven years. Vesting occurs based on achievement of performance conditions and/or progressively over the life of the option with the first tranche vesting one year from grant date, the second tranche two years from grant date, and the third tranche three years from grant date. On cessation of employment the Company’s board of directors determines if a leaver is a bad leaver or not. If a participant is deemed a bad leaver, all rights, entitlements and interests in any unexercised options held by the participant will be forfeited and will lapse immediately. If a leaver is not a bad leaver they may retain vested options, however, they must be exercised within 60 days of cessation of employment (or within a longer period if so determined by the Company’s board of directors), after which time they will lapse. Unvested options will normally be forfeited and lapse.
This policy applies to all issues shown in the above table with the exception of the following:

35	Incentive rights granted pursuant to the Equity Facility Agreement with Kentgrove Capital, dated June 30, 2016, had fully vested on the agreement date and will expire thirty six months after the date of the issue of the incentive right. The terms of this agreement were amended on July 30, 2019. Under the amended terms, these incentive rights will expire thirty six months after the effective date of July 1, 2019.

35a	Additional incentive rights granted pursuant to the Amendment Deed of the Equity Facility Agreement with Kentgrove Capital, dated July 30, 2019, had fully vested on the agreement date and will expire thirty six months after the date of the issue of the incentive right.

36a & 36b
Options were granted in two or three equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c, 79c
Options were granted two or three equal tranches and are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

38a, 40a, 57 & 66
Options were granted in one tranche and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

39a
Options were granted in one or two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

51 & 75
Options were granted in two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

55
Options were granted in five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

63a
Options were granted in three or eight tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

64a
Options were granted in one, two, three or five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

69, 73, 80 & 81	Options were granted in one tranche and vested on the date on which board approval was obtained

79a, 79d
Options were granted in two, three, four or five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company's board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

Modifications to share-based payment arrangements
There were no modifications made to share-based payment arrangements during the years ended June 30, 2023, June 30, 2022, and June 30, 2021.
c.    Fair values of share based payments
The weighted average fair value of share options granted during the years ended June 30, 2023, 2022 and 2021 were A$0.66, A$0.56 and A$1.42, respectively.
The fair value of all shared-based payments made has been calculated using the Black-Scholes model. This model requires the following inputs:
Share price at acceptance date
The share price used in valuation is the share price at the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement or at shareholder approval date where this approval is required. This price is generally the volume weighted average share price for the five trading days leading up to the date.
Exercise price
The exercise price is a known value that is contained in the agreements.
Share price volatility
The model requires the Company’s share price volatility to be measured. In estimating the expected volatility of the underlying shares our objective is to approximate the expectations that would be reflected in a current market or negotiated exchange price for the option. Historical volatility data is considered in determining expected future volatility.
Life of the option
The life is generally the time period from grant date through to expiry. Certain assumptions have been made regarding “early exercise” i.e. options exercised ahead of the expiry date. These assumptions have been based on historical trends for option exercises within the Company and take into consideration exercise trends that are also evident as a result of local taxation laws.
Dividend yield
The Company has yet to pay a dividend so it has been assumed the dividend yield on the shares underlying the options will be 0%.
Risk free interest rate
This has been sourced from the Reserve Bank of Australia historical interest rate tables for government bonds.
Model inputs
The model inputs for the valuations of options approved and granted during the year ended June 30, 2023 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
76	23-Nov-22	1.03	0.99	65.37%	6.3 yrs	0%	3.38%
77	23-Nov-22	1.01	0.99	65.37%	5.9 yrs	0%	3.38%
78	23-Nov-22	0.85	0.99	65.37%	6.1 yrs	0%	3.38%
79	09-Dec-22	1.13	1.04	65.43%	6.2 yrs	0%	3.11%
79a	21-Jun-23	1.03	1.18	65.04%	5.8 yrs	0%	3.88%
79b	16-Mar-23	1.13	0.97	65.29%	6.0 yrs	0%	2.99%
79c	23-Nov-22	1.03	0.99	65.37%	6.3 yrs	0%	3.38%
79d(3)	30-Jun-23	1.03	1.15	64.98%	5.7 yrs	0%	4.19%
80	18-Nov-22	0.93	0.95	65.35%	6.1 yrs	0%	3.35%
81	18-Nov-22	4.60	0.95	65.35%	4.6 yrs	0%	3.35%
82	30-Dec-22	1.12	0.89	65.31%	6.3 yrs	0%	3.70%
83	06-Apr-23	1.03	0.97	65.17%	6.4 yrs	0%	2.90%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
(3)Fair value estimated at June 30, 2023 as the valuation date under AASB2 has not been met as of June 30, 2023.
The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2023 was A$1.14.
The model inputs for the valuations of options approved and granted during the year ended June 30, 2022 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
72	05-May-21	2.28	1.94	66.62%	6.3 yrs	0%	0.69%
74	10-Nov-21	1.95	1.69	65.85%	6.2 yrs	0%	1.31%
74a	07-Nov-22	1.77	0.93	65.41%	5.3 yrs	0%	3.55%
74b	07-Nov-22	1.77	0.93	65.41%	5.3 yrs	0%	3.55%
74c	15-Feb-22	1.77	1.16	65.89%	5.9 yrs	0%	1.91%
75	17-Mar-22	1.42	1.21	65.98%	6.1 yrs	0%	2.18%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2022 was A$0.61.
The model inputs for the valuations of options approved and granted during the year ended June 30, 2021 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
61	28-Jul-20	2.51	3.60	60.95%	6.1 yrs	0%	0.44%
63	08-Apr-21	4.02	2.21	66.74%	5.5 yrs	0%	0.65%
63a	05-Jul-21	3.65	2.03	66.45%	5.3 yrs	0%	0.72%
64	28-Jul-20	3.75	3.60	60.95%	6.3 yrs	0%	0.44%
64a	05-Jul-21	3.41	2.03	66.45%	5.5 yrs	0%	0.72%
64b	30-Jun-21	3.41	2.09	66.48%	5.5 yrs	0%	0.77%
64c	25-Nov-20	3.41	4.12	65.36%	6.0 yrs	0%	0.30%
64d	30-Jun-22	3.41	0.65	65.55%	4.6 yrs	0%	3.36%
64e	05-Jul-21	3.41	2.03	66.45%	5.5 yrs	0%	0.72%
65	25-Sep-20	5.76	5.02	63.16%	6.3 yrs	0%	0.34%
66	16-Oct-20	4.78	3.24	65.17%	6.3 yrs	0%	0.27%
67	10-Nov-20	3.84	3.22	65.06%	6.3 yrs	0%	0.30%
68	24-Dec-20	3.60	2.38	67.22%	6.3 yrs	0%	0.35%
69	24-Dec-20	3.60	2.38	67.22%	6.3 yrs	0%	0.35%
71	29-Mar-21	2.67	2.35	66.81%	6.2 yrs	0%	0.66%
73	30-Jun-21	—	2.09	66.48%	0.2 yrs	0%	0.77%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2021 was A$1.98.